15 Labor and social obligations (Details 4) R$ / shares in Units, R$ in Thousands					1 Months Ended					12 Months Ended
		Mar. 29, 2019 Number [1]	Feb. 07, 2019 Number	May 15, 2018 Number	Dec. 31, 2020 Number $ / shares	Nov. 30, 2020 Number $ / shares	Aug. 31, 2020 Number $ / shares	Mar. 31, 2020 Number $ / shares	Sep. 30, 2019 Number $ / shares	Dec. 31, 2020 Number $ / shares	Dec. 31, 2020 BRL (R$) R$ / shares	Nov. 30, 2020 BRL (R$)	Aug. 31, 2020 BRL (R$)	Mar. 31, 2020 BRL (R$)	Sep. 30, 2019 BRL (R$)
LaborAndSocialObligationsLineItems [Line Items]
Strike price at the measurement date | R$											R$ 97	R$ 126		R$ 19	R$ 19
Dividend yield (%)		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility (%)		43.70%	45.50%	49.50%	69.00%			39.70%	38.90%
Risk-free interest rate (%)		7.20%	7.60%	7.70%	0.90%			0.80%	1.40%
Expected life of stock options (years)		4.0	4.0	4.0	1			4	5
Share price at the measurement date | $ / shares					$ 119.78	$ 145.15	$ 136	$ 16.30	$ 21.90	$ 119.78
Model used		Black & Scholes	Monte Carlo	Monte Carlo	Binomial	Binomial	Binomial	Binomial	Binomial
Weighted average fair value at the measurement date | $ / shares					$ 40.38	$ 56.43	$ 67.12	$ 3.94	$ 6.55	$ 40.38
Bottom of range [member]
LaborAndSocialObligationsLineItems [Line Items]
Strike price at the measurement date | R$													R$ 74
Expected volatility (%)						40.00%	41.00%
Risk-free interest rate (%)						2.20%	2.20%
Expected life of stock options (years)						1	1
Top of range [member]
LaborAndSocialObligationsLineItems [Line Items]
Strike price at the measurement date | R$													R$ 122
Expected volatility (%)						69.00%	75.00%
Risk-free interest rate (%)						6.90%	6.10%
Expected life of stock options (years)						5	5
Modified plan [member]
LaborAndSocialObligationsLineItems [Line Items]
Strike price at the measurement date | R$											R$ 74
Dividend yield (%)										0.00%
Share price at the measurement date | R$ / shares											R$ 133.68
Model used										Binomial
Weighted average fair value at the measurement date | R$ / shares											R$ 69.54
Modified plan [member] | Bottom of range [member]
LaborAndSocialObligationsLineItems [Line Items]
Expected volatility (%)										41.00%
Risk-free interest rate (%)										2.00%
Expected life of stock options (years)										1
Modified plan [member] | Top of range [member]
LaborAndSocialObligationsLineItems [Line Items]
Expected volatility (%)										76.00%
Risk-free interest rate (%)										4.90%
Expected life of stock options (years)										4
Original plan [member]
LaborAndSocialObligationsLineItems [Line Items]
Strike price at the measurement date | R$	[2]										R$ 99
Dividend yield (%)	[2]									0.00%
Share price at the measurement date | R$ / shares	[2]										R$ 133.68
Model used	[2]									Binomial
Weighted average fair value at the measurement date | R$ / shares	[2]										R$ 57.12
Original plan [member] | Bottom of range [member]
LaborAndSocialObligationsLineItems [Line Items]
Expected volatility (%)	[2]									42.00%
Risk-free interest rate (%)	[2]									0.20%
Expected life of stock options (years)	[2]									1
Original plan [member] | Top of range [member]
LaborAndSocialObligationsLineItems [Line Items]
Expected volatility (%)	[2]									76.00%
Risk-free interest rate (%)	[2]									0.40%
Expected life of stock options (years)	[2]									4

[1]	After the corporate reorganization described in Note 1, the options originally granted under the Guardayas plan granted on August 10, 2018 were remeasured at fair value and included in Afya Brazils plan with no changes to the previous terms and conditions other than the shares subject to such options granted and, consequently, the number of stock and exercise price of the shares as per the share exchange ratio applied on the corporate reorganization
[2]	The strike price of the original plan was based in U.S. dollars.